Equity (Change in Shares of Common Stock and Treasury Stock) (Details)	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended					10 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	10 Months Ended	12 Months Ended
	Nov. 15, 2010	Jan. 31, 2009	Dec. 31, 2008	Mar. 31, 2012	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011	Mar. 31, 2008	Jan. 31, 2009 Fractional Shares [Member]	Mar. 31, 2009 Less Than-One-Unit Shares [Member]	Mar. 31, 2011 Less Than-One-Unit Shares [Member]	Mar. 31, 2010 Less Than-One-Unit Shares [Member]	Mar. 31, 2009 Under Resolution of the Board of Directors [Member]	Jan. 31, 2009 Under Resolution of the Board of Directors [Member]	Mar. 31, 2011 Under Resolution of the Board of Directors [Member]
Issued shares balance					1,574,120,900	1,574,120,900	1,448,659,067	15,741,209
Treasury stock shares, balance					250,923,665	250,844,167	125,524,000	2,102,470.82
Acquisition of treasury stock		6,386,800	341,307						2,726.22	10,623	111,369	130,382	6,386,800	341,307.00
Resale of treasury stock									(1,824.08)	(21,252)	(49,201)	(50,884)
Effect of stock split, issued shares						1,558,379,691
Effect of stock split, issued treasury shares						242,023,316.04
Cancellation of treasury stock	(125,461,833)			(125,461,832)	(250,923,665)										(125,461,833)
Cancellation of issued shares															(125,461,833)